Transamerica Long Credit

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 89.1%
Aerospace & Defense - 2.4%
Boeing Co.
3.83%, 03/01/2059	$ 131,000	$ 93,666
5.81%, 05/01/2050	33,000	33,152
HEICO Corp. 5.35%, 08/01/2033	15,000	14,905
Raytheon Technologies Corp.
4.15%, 05/15/2045	42,000	34,788
4.63%, 11/16/2048	66,000	59,588

		236,099

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. 2.65%, 07/15/2031	46,000	35,874

Automobile Components - 0.6%
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	36,000	27,487
Lear Corp. 3.55%, 01/15/2052 (A)	43,000	29,250

		56,737

Automobiles - 1.1%
Ford Motor Co. 4.75%, 01/15/2043	64,000	50,078
General Motors Co. 6.25%, 10/02/2043	60,000	58,895

		108,973

Banks - 7.7%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	135,000	111,760
Fixed until 03/20/2050, 4.08% (B), 03/20/2051	66,000	54,921
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	68,000	67,385
Citigroup, Inc. Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	83,608
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	68,000	57,264
6.75%, 10/01/2037	50,000	54,121
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (B), 04/22/2041	155,000	117,329
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	40,000	40,244
PNC Financial Services Group, Inc. Fixed until 01/24/2033, 5.07% (B), 01/24/2034 (A)	20,000	19,307
Truist Financial Corp. Fixed until 06/08/2033, 5.87% (B), 06/08/2034	41,000	41,326
US Bancorp Fixed until 06/10/2033, 5.84% (B), 06/12/2034 (A)	28,000	28,371
Wells Fargo & Co. 4.75%, 12/07/2046	102,000	87,229

		762,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	$ 179,000	$ 159,019
Constellation Brands, Inc. 5.25%, 11/15/2048	41,000	38,911

		197,930

Biotechnology - 2.6%
AbbVie, Inc.
4.05%, 11/21/2039	15,000	13,037
4.25%, 11/21/2049	51,000	43,661
4.70%, 05/14/2045	99,000	89,630
Amgen, Inc. 5.75%, 03/02/2063	51,000	51,132
CSL Finance PLC 4.95%, 04/27/2062 (C)	33,000	30,330
Gilead Sciences, Inc. 4.15%, 03/01/2047	31,000	26,548

		254,338

Broadline Retail - 1.3%
Prosus NV 4.03%, 08/03/2050 (D)	200,000	128,205

Building Products - 1.7%
Home Depot, Inc. 4.25%, 04/01/2046	91,000	80,304
Lowe’s Cos., Inc.
3.00%, 10/15/2050	46,000	30,038
4.25%, 04/01/2052	43,000	34,742
Owens Corning 4.30%, 07/15/2047	31,000	25,338

		170,422

Capital Markets - 1.6%
Blackstone Holdings Finance Co. LLC 3.20%, 01/30/2052 (C)	47,000	30,273
Charles Schwab Corp. Fixed until 05/19/2033, 5.85% (B), 05/19/2034	32,000	32,893
Morgan Stanley
Fixed until 01/25/2051, 2.80% (B), 01/25/2052	40,000	26,126
Fixed until 04/22/2038, 4.46% (B), 04/22/2039	55,000	49,469
Fixed until 04/21/2033, 5.25% (B), 04/21/2034	2,000	1,972
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	8,000	7,990
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	10,000	10,630

		159,353

Chemicals - 1.9%
FMC Corp. 6.38%, 05/18/2053	35,000	34,841
International Flavors & Fragrances, Inc. 3.47%, 12/01/2050 (C)	31,000	20,523
LYB International Finance BV 4.88%, 03/15/2044	28,000	24,230
Nutrien Ltd. 5.00%, 04/01/2049	73,000	64,982
Westlake Corp. 4.38%, 11/15/2047	59,000	45,930

		190,506

Transamerica Funds	Page 1

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 1.6%
General Electric Co.
4.13%, 10/09/2042	$ 47,000	$ 38,477
4.50%, 03/11/2044	45,000	39,687
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	47,000	36,459
Waste Management, Inc. 2.50%, 11/15/2050	77,000	48,497

		163,120

Communications Equipment - 0.3%
Corning, Inc. 4.38%, 11/15/2057	41,000	33,439

Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc. 2.50%, 02/10/2041 (C)	71,000	46,833
Sysco Corp. 3.30%, 02/15/2050	41,000	29,162

		75,995

Diversified REITs - 0.6%
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	31,000	27,074
VICI Properties LP 5.13%, 05/15/2032	38,000	35,770

		62,844

Diversified Telecommunication Services - 3.9%
AT&T, Inc.
3.50%, 09/15/2053	107,000	72,583
3.55%, 09/15/2055	139,000	93,564
Telefonica Emisiones SA 7.05%, 06/20/2036	84,000	91,680
Verizon Communications, Inc.
2.99%, 10/30/2056	28,000	17,212
3.70%, 03/22/2061	164,000	115,983

		391,022

Electric Utilities - 11.6%
Appalachian Power Co. 4.45%, 06/01/2045	61,000	50,475
Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	40,000	34,293
Black Hills Corp. 4.20%, 09/15/2046	91,000	70,607
Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/2057	123,000	95,848
Dominion Energy South Carolina, Inc. 6.05%, 01/15/2038	54,000	56,942
DTE Electric Co. 4.05%, 05/15/2048	41,000	34,187
Duke Energy Florida LLC 6.35%, 09/15/2037	78,000	84,424
Entergy Arkansas LLC 4.20%, 04/01/2049	73,000	60,316
Evergy Metro, Inc. 4.20%, 03/15/2048	61,000	50,476
FirstEnergy Corp. 5.10%, 07/15/2047	95,000	85,773
Northern States Power Co. 4.00%, 08/15/2045	50,000	40,673

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co. 3.50%, 08/01/2050	$ 37,000	$ 23,905
PG&E Wildfire Recovery Funding LLC 5.10%, 06/01/2054	57,000	56,620
Potomac Electric Power Co. 7.90%, 12/15/2038	73,000	87,444
Public Service Electric & Gas Co. 4.05%, 05/01/2048	61,000	51,047
Southern California Edison Co. 4.65%, 10/01/2043	52,000	45,305
Southern Co. 4.40%, 07/01/2046	54,000	45,911
Union Electric Co. 3.90%, 09/15/2042	83,000	66,960
Virginia Electric & Power Co. 8.88%, 11/15/2038	84,000	110,553

		1,151,759

Electrical Equipment - 0.3%
Emerson Electric Co. 2.75%, 10/15/2050	46,000	30,038

Electronic Equipment, Instruments & Components - 0.2%
Cisco Systems, Inc. 5.90%, 02/15/2039	21,000	23,043

Energy Equipment & Services - 0.5%
Halliburton Co. 5.00%, 11/15/2045	59,000	53,928

Financial Services - 0.3%
Avolon Holdings Funding Ltd. 6.38%, 05/04/2028 (C)	27,000	26,854

Food Products - 0.9%
Cargill, Inc. 6.63%, 09/15/2037 (C)	84,000	92,763

Ground Transportation - 1.4%
Burlington Northern Santa Fe LLC 4.70%, 09/01/2045	82,000	75,583
Norfolk Southern Corp. 4.65%, 01/15/2046	42,000	37,094
Union Pacific Corp. 2.97%, 09/16/2062	36,000	23,341

		136,018

Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. 4.70%, 03/01/2049	62,000	57,333
Danaher Corp. 2.60%, 10/01/2050	22,000	14,499
Stryker Corp. 4.63%, 03/15/2046	50,000	45,920

		117,752

Health Care Providers & Services - 4.7%
Centene Corp. 3.38%, 02/15/2030	66,000	56,765
Cigna Group
3.40%, 03/15/2051	47,000	33,761
4.80%, 08/15/2038	39,000	36,514
CVS Health Corp.
5.30%, 12/05/2043	78,000	73,992
5.88%, 06/01/2053	37,000	37,545

Transamerica Funds	Page 2

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Elevance Health, Inc. 5.13%, 02/15/2053	$ 55,000	$ 52,855
HCA, Inc.
5.50%, 06/15/2047	55,000	51,276
5.90%, 06/01/2053	26,000	25,498
UnitedHealth Group, Inc.
5.20%, 04/15/2063	44,000	43,276
6.05%, 02/15/2063	51,000	57,018

		468,500

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp. 3.63%, 09/01/2049	39,000	30,229
Starbucks Corp. 4.50%, 11/15/2048	41,000	36,279
Warnermedia Holdings, Inc. 5.05%, 03/15/2042	127,000	105,636

		172,144

Industrial REITs - 0.3%
Prologis LP 4.38%, 09/15/2048	32,000	27,081

Insurance - 2.2%
Alleghany Corp.
3.25%, 08/15/2051	32,000	22,331
4.90%, 09/15/2044	33,000	30,417
American International Group, Inc. 4.80%, 07/10/2045	28,000	24,935
Arch Capital Group Ltd. 3.64%, 06/30/2050	50,000	36,540
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052	43,000	35,110
Equitable Holdings, Inc. 5.00%, 04/20/2048	39,000	33,983
Global Atlantic Finance Co. 7.95%, 06/15/2033 (C)	36,000	36,046

		219,362

Interactive Media & Services - 0.5%
Meta Platforms, Inc.
4.45%, 08/15/2052	41,000	35,791
5.75%, 05/15/2063	18,000	18,641

		54,432

Internet & Catalog Retail - 1.9%
Alibaba Group Holding Ltd. 2.70%, 02/09/2041 (A)	200,000	134,358
Amazon.com, Inc. 4.05%, 08/22/2047	58,000	51,265

		185,623

Media - 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	139,000	129,527
Comcast Corp.
2.89%, 11/01/2051	35,000	23,216
2.94%, 11/01/2056	23,000	14,789
4.00%, 11/01/2049	68,000	55,506
6.50%, 11/15/2035	6,000	6,718

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Fox Corp. 5.58%, 01/25/2049	$ 55,000	$ 50,349
Paramount Global 4.95%, 05/19/2050	24,000	17,701

		297,806

Metals & Mining - 1.2%
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	33,000	30,728
Glencore Finance Canada Ltd. 6.90%, 11/15/2037 (C)	23,000	24,660
Newmont Corp. 6.25%, 10/01/2039	38,000	40,489
Nucor Corp. 2.98%, 12/15/2055	33,000	20,930

		116,807

Oil, Gas & Consumable Fuels - 12.3%
BP Capital Markets America, Inc. 2.94%, 06/04/2051	77,000	52,154
Cameron LNG LLC 3.70%, 01/15/2039 (C)	32,000	26,409
Devon Energy Corp. 5.00%, 06/15/2045	33,000	29,046
Diamondback Energy, Inc. 4.40%, 03/24/2051	30,000	23,954
Energy Transfer LP
5.00%, 05/15/2050	31,000	26,156
7.50%, 07/01/2038	82,000	90,451
Enterprise Products Operating LLC 4.90%, 05/15/2046	66,000	60,214
Equinor ASA 5.10%, 08/17/2040	51,000	50,989
Hess Corp. 5.60%, 02/15/2041	33,000	31,453
KazMunayGas National Co. JSC 6.38%, 10/24/2048 (D)	200,000	176,753
Kinder Morgan Energy Partners LP 6.55%, 09/15/2040	82,000	83,075
Magellan Midstream Partners LP 4.25%, 09/15/2046	37,000	27,319
MPLX LP 5.50%, 02/15/2049	26,000	23,684
Occidental Petroleum Corp. 6.60%, 03/15/2046 (A)	42,000	44,591
ONEOK Partners LP 6.20%, 09/15/2043	39,000	37,804
ONEOK, Inc. 5.20%, 07/15/2048	33,000	28,365
Ovintiv, Inc. 7.10%, 07/15/2053	26,000	27,684
Petroleos Mexicanos 7.69%, 01/23/2050	50,000	34,714
Shell International Finance BV 3.75%, 09/12/2046	84,000	68,003
Spectra Energy Partners LP 4.50%, 03/15/2045	61,000	50,573
Suncor Energy, Inc. 6.50%, 06/15/2038	68,000	70,818
Teck Resources Ltd. 6.00%, 08/15/2040	30,000	29,088
TransCanada PipeLines Ltd. 5.00%, 10/16/2043	49,000	43,560

Transamerica Funds	Page 3

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP 5.30%, 03/01/2048	$ 43,000	$ 36,868
Williams Cos., Inc. 5.40%, 03/04/2044	54,000	49,536

		1,223,261

Passenger Airlines - 0.8%
American Airlines Pass-Through Trust 3.15%, 08/15/2033	32,654	28,420
United Airlines Pass-Through Trust 2.70%, 11/01/2033	60,989	51,015

		79,435

Personal Care Products - 0.7%
Kenvue, Inc. 5.10%, 03/22/2043 (C)	66,000	66,101

Pharmaceuticals - 2.2%
Johnson & Johnson 3.75%, 03/03/2047	31,000	26,865
Merck & Co., Inc.
3.70%, 02/10/2045	53,000	44,362
5.00%, 05/17/2053	35,000	35,078
Pfizer Investment Enterprises Pte Ltd. 5.34%, 05/19/2063	35,000	35,034
Pfizer, Inc. 4.20%, 09/15/2048	86,000	77,965

		219,304

Professional Services - 1.1%
Equifax, Inc. 7.00%, 07/01/2037	69,000	72,258
Moody’s Corp. 3.25%, 05/20/2050	60,000	42,149

		114,407

Residential REITs - 0.4%
American Homes 4 Rent LP 4.30%, 04/15/2052	57,000	44,423

Retail REITs - 1.2%
Kimco Realty OP LLC 3.70%, 10/01/2049	83,000	59,944
Simon Property Group LP
3.25%, 09/13/2049	22,000	14,725
5.85%, 03/08/2053	43,000	43,386

		118,055

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. 4.39%, 06/01/2052	55,000	49,428
Broadcom, Inc. 3.50%, 02/15/2041 (C)	45,000	33,424
Intel Corp.
4.10%, 05/11/2047	33,000	27,684
5.90%, 02/10/2063	33,000	34,052
KLA Corp. 5.00%, 03/15/2049	28,000	26,944
QUALCOMM, Inc. 4.30%, 05/20/2047	76,000	67,839
Texas Instruments, Inc.
4.15%, 05/15/2048	30,000	26,896
5.05%, 05/18/2063	31,000	30,588

		296,855

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 3.0%
Fiserv, Inc. 4.40%, 07/01/2049	$ 34,000	$ 28,494
Microsoft Corp. 2.92%, 03/17/2052 (A)	70,000	51,039
Oracle Corp.
3.65%, 03/25/2041	51,000	39,048
6.90%, 11/09/2052	164,000	182,827

		301,408

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3.45%, 02/09/2045	47,000	39,111

Tobacco - 0.5%
BAT Capital Corp. 4.76%, 09/06/2049	47,000	35,572
Reynolds American, Inc. 7.25%, 06/15/2037	17,000	17,552

		53,124

Wireless Telecommunication Services - 1.1%
T-Mobile USA, Inc.
3.30%, 02/15/2051	14,000	9,739
4.50%, 04/15/2050	49,000	41,744
5.65%, 01/15/2053	53,000	53,181

		104,664

Total Corporate Debt Securities (Cost $9,051,423)		8,861,780

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Colombia - 1.5%
Colombia Government International Bonds 5.00%, 06/15/2045	200,000	143,790

Dominican Republic - 0.9%
Dominican Republic International Bonds 6.85%, 01/27/2045 (D)	100,000	93,031

Total Foreign Government Obligations (Cost $230,924)		236,821

U.S. GOVERNMENT OBLIGATIONS - 4.5%
U.S. Treasury - 4.5%
U.S. Treasury Bonds
3.63%, 02/15/2053 - 05/15/2053	341,000	317,590
3.88%, 05/15/2043	30,000	28,631
U.S. Treasury Notes 3.38%, 05/15/2033	102,000	97,219

Total U.S. Government Obligations (Cost $452,160)		443,440

Transamerica Funds	Page 4

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (E)	312,410	$ 312,410

Total Other Investment Company (Cost $312,410)		312,410

Total Investments (Cost $10,046,917)		9,854,451
Net Other Assets (Liabilities) - 0.9%		88,665

Net Assets - 100.0%		$ 9,943,116

Transamerica Funds	Page 5

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$8,861,780	$—	$8,861,780
Foreign Government Obligations	—	236,821	—	236,821
U.S. Government Obligations	—	443,440	—	443,440
Other Investment Company	312,410	—	—	312,410

Total Investments	$312,410	$9,542,041	$—	$9,854,451

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $305,710, collateralized by cash collateral of $312,410. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $434,216, representing 4.4% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $397,989, representing 4.0% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at July 31, 2023.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 6

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Long Credit (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7